Pension and severance plans - Foreign plans, Weighted-average assumptions, costs (Details 13) - Foreign plans	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Pension and severance plans
Discount rate	3.30%	4.40%	4.40%
Expected return on plan assets	7.50%	7.60%	7.50%
Rate of compensation increase	3.50%	3.00%	3.00%